Income Taxes (Status of Years Under Audit or Open to Examination by Major Tax Jurisdiction) (Details)	Mar. 31, 2011
Japan [Member]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2011
United States - Federal [Member]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2007 and forward
United States - California [Member]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2005 and forward
United States - New York [Member]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2001 and forward
United States - New York City [Member]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2001 and forward